Segments (Tables)	3 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The following tables summarize the Group's segment disclosures:

	Three Months Ended March 31, 2024
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$1,034.0	$153.5	$326.8	$—	$1,514.3
Net premiums written	627.7	52.8	97.6	—	778.1
Net premiums earned	352.2	89.9	45.9	—	488.0
Losses and loss adjustment expenses	(174.5)	(23.4)	15.6	—	(182.3)
Policy acquisition expenses	(99.8)	(30.3)	(6.1)	(76.7)	(212.9)
General and administrative expenses	—	—	—	(23.6)	(23.6)
Underwriting income	77.9	36.2	55.4	(100.3)	69.2
Net realized and unrealized investment losses					(9.0)
Net investment income					41.0
Net foreign exchange gains					2.5
Financing costs					(8.6)
Income before income taxes					95.1
Income tax expense					(13.9)
Net income					$81.2

Losses and loss adjustment expenses incurred - current year	(208.9)	(31.7)	(8.7)		$(249.3)
Losses and loss adjustment expenses incurred - prior accident years	34.4	8.3	24.3		67.0
Losses and loss adjustment expenses incurred - total	$(174.5)	$(23.4)	$15.6		$(182.3)

Underwriting Ratios(1)
Loss ratio - current year	59.3%	35.2%	18.9%		51.1%
Loss ratio - prior accident years	(9.8%)	(9.2%)	(52.9%)		(13.7%)
Loss ratio - total	49.5%	26.0%	(34.0%)		37.4%
Policy acquisition expense ratio	28.3%	33.7%	13.3%		27.9%
Underwriting ratio	77.8%	59.7%	(20.7%)		65.3%
The Fidelis Partnership commissions ratio					15.7%
General and administrative expense ratio					4.8%
Combined ratio					85.8%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended March 31, 2023
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$834.1	$150.8	$260.4	$—	$1,245.3
Net premiums written	493.0	81.7	85.0	—	659.7
Net premiums earned	266.2	91.2	28.6	—	386.0
Losses and loss adjustment expenses	(140.7)	(13.1)	(5.8)	—	(159.6)
Policy acquisition expenses	(66.3)	(33.3)	(5.4)	(24.2)	(129.2)
General and administrative expenses	—	—	—	(16.6)	(16.6)
Underwriting income	59.2	44.8	17.4	(40.8)	80.6
Net realized and unrealized investment gains					2.8
Net investment income					20.4
Other income					3.5
Net gain on distribution of The Fidelis Partnership					1,639.1
Corporate and other expenses					(1.5)
Net foreign exchange losses					(1.5)
Financing costs					(8.6)
Income before income taxes					1,734.8
Income tax expense					(2.2)
Net income					$1,732.6

Losses and loss adjustment expenses incurred - current year	(110.2)	(21.9)	(29.6)		$(161.7)
Losses and loss adjustment expenses incurred - prior accident years	(30.5)	8.8	23.8		2.1
Losses and loss adjustment expenses incurred - total	$(140.7)	$(13.1)	$(5.8)		$(159.6)

Underwriting Ratios(1)
Loss ratio - current year	41.4%	24.0%	103.5%		41.8%
Loss ratio - prior accident years	11.5%	(9.6%)	(83.2%)		(0.5%)
Loss ratio - total	52.9%	14.4%	20.3%		41.3%
Policy acquisition expense ratio	24.9%	36.5%	18.9%		27.2%
Underwriting ratio	77.8%	50.9%	39.2%		68.5%
The Fidelis Partnership commissions ratio					6.3%
General and administrative expense ratio					4.3%
Combined ratio					79.1%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.